Intangible Assets (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)		Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)	[1]	Apr. 30, 2025 JPY (¥)
Intangible Assets [Line Items]
Software purchase price					¥ 31,800,000
Net acquisition cost	75,322	[1]		$ 82,731			¥ 11,800,000		¥ 11,800,000
Amortization expense	$ 15,064		¥ 2,360,000		1,180,000
Government grant				140,223					¥ 20,000,000
Software, Purchased [Member]
Intangible Assets [Line Items]
Software purchase price				$ 222,954	¥ 31,800,000

[1]	During the year ended April 30, 2025, the Company purchased software with an original purchase price of JPY31,800,000 (USD222,954). In connection with the purchase, the Company received a government grant of JPY20,000,000 (USD140,223). The grant was offset against the gross acquisition cost, resulting in a net cost basis of JPY11,800,000 (USD82,731). The software is amortized on a straight-line basis over five years.